Income Taxes - Schedule of Effective Tax Rate on Income from Continuing Operations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate on Income from Continuing Operations [Abstract]
Provision at Federal statutory rate	21.00%	21.00%
State income taxes	1.07%	(1.22%)
Other permanent tax adjustments	(0.37%)	(0.59%)
Change in valuation allowance	(18.93%)	(16.74%)
Shortfalls on Stock Based Compensation	(0.68%)	(4.49%)
Prior period adjustments	0.00%	0.02%
Benefit (provision) for income taxes	2.09%	(2.02%)